MHM Final

SEMI-ANNUAL REPORT

(During The Fifteenth Term)

From: October 1, 2010

To: March 31, 2011

LOOMIS SAYLES FUNDS II—LOOMIS SAYLES INVESTMENT GRADE BOND FUND

SEMI-ANNUAL REPORT

(During The Fifteenth Term)

From: October 1, 2010

To: March 31, 2011

To:	Director of Kanto Local Finance Bureau

Filing Date: June 30, 2011

Name of the Fund:	LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Name of the Registrant Trust:	LOOMIS SAYLES FUNDS II

Name and Official Title of the Representative:	Michael Kardok Treasurer of the Trust

Address of Principal Office:	399 Boylston Street Boston, Massachusetts 02116 U. S. A.

Name and Title of Registration Agent:	Harume Nakano Attorney-at-Law

Ken Miura Attorney-at-Law

Address or Place of Business	Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano Ken Miura Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-Annual Report is available for Public Inspection

Not applicable.

I.	STATUS OF INVESTMENT PORTFOLIO

(LOOMIS SAYLES INVESTMENT GRADE BOND FUND (hereinafter referred to as the “Fund”))

(1)	Diversification of Investment Portfolio

[See a separate Excel file.]

Note 1:	The investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.
Note 2:	The exchange rate of U.S. Dollars (“dollar” or “$”) into Japanese Yen is ¥80.88 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Mitsubishi-Tokyo UFJ, Ltd. as of May 31, 2011. The same applies hereinafter.
Note 3:	In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)	Results of Past Operations

(a)	Record of Changes in Net Assets

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2011 is as follows:

[See a separate Excel file.]

(b)	Record of Distributions Paid

[See a separate Excel file.]

(c)	Record of Earnings Ratio

Record of earnings ratio during one year up to and including the end of May, 2011 is as follows:

	Earning ratio	(%) 1) 2)
Class Y	12.77%
Class J	12.03%
Class B	11.78%
Class C	11.75%
Class A	12.52%
Admin Class	12.33%

(Note)	The earning ratio of each class is calculated based on the following formula:

(a - b) / b x 100

where

a = NAV per share 5/31/11 + Distributions paid for one year up to May 2011

b = NAV per share 5/31/10

1)	Includes capital gain distributions.
2)	Distributions used for the period ended 5/31/11 are based on payment date.

II	RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during one year period up to and including the end of May, 2011 and number of outstanding shares of the Fund as of the end of May, 2011 are as follows:

	Number of Units Sold	Number of Units Repurchased	Number of Outstanding Units
Class Y	170,742,003.649 (0)	154,530,062.318 (0)	346,199,420.188 (0)
Class J	899,400.000 (899,400.000)	2,694,330.000 (2,694,330.000)	9,291,690.000 (9,291,690.000)
Class B	115,925.380 (0)	358,148.457 (0)	1,179,889.753 (0)
Class C	32,157,048.148 (0)	67,450,073.356 (0)	174,835,389.564 (0)
Class A	75,659,704.950 (0)	106,252,268.938 (0)	214,412,114.536 (0)
Admin Class	282,409.659 (0)	38,117.662 (0)	275,512.759 (0)

Note:	The numbers of shares sold, redeemed and outstanding in the parenthesis represents those sold, redeemed and outstanding in Japan.

III.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND

The Fund shall use as the auditors the professional services of PricewaterhouseCoopers LLP, an independent registered public accounting firm.

[The Japanese translation of the financial statement of the Fund to be incorporated.]

IV.	OUTLINE OF THE TRUST

(1)	Amount of Capital:

1.	Trust

Not applicable.

2.	Loomis, Sayles & Company, L.P. (Investment Management Company)

1)	Amount of Capital (issued capital stock at par value):

Not applicable. Provided, however, that the partner capital was $85,362,331 (¥6,904.11 million) as of May 31, 2011.

2)	Number of authorized shares of capital stock:

Not applicable.

3)	Number of outstanding shares of capital stock:

Not applicable.

4)	Increase/decrease in amount of capital for the last 5 years:

Not applicable.

(2)	Description of Business and Outline of Operation:

1.	Trust

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, Natixis Asset Management Advisors, L.P., to render administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

2.	Loomis, Sayles & Company, L.P. (Investment Management Company)

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds, among other clients. As of the end of May, 2011, Investment Management Company administers and manages the following 50 portfolios, including 10 portfolios of the Trust with the total net asset value is US$26,485 million.

Fund List

(as of the end of May 2011)

Fund	Month /Date /Year Established	Principal Characteristics	Total NAV ($ thousand)		NA per share ($)

LOOMIS SAYLES FUNDS I (10 portfolios)
Loomis Sayles Bond Fund	5/16/1991	Fixed Income/Open	Retail	8,659,841	Retail	14.95
			Inst.	11,819,654	Inst.	15.00
			Admin	273,510	Admin	14.91
Loomis Sayles Global Bond Fund	5/10/1991	Global/Open	Retail	1,041,121	Retail	17.10
			Inst.	1,387,064	Inst.	17.25
Loomis Sayles Fixed Income Fund	1/17/1995	Fixed Income/Open	Inst.	902,048	Inst.	14.54
Loomis Sayles Institutional High Income Fund	6/5/1996	Fixed Income/Open	Inst.	454,772	Inst.	8.14
Loomis Sayles Intermediate Duration Bond Fund	1/28/1998	Fixed Income/Open	Retail	1,450	Retail	10.52
			Inst.	56,262	Inst.	10.50
Loomis Sayles Investment Grade Fixed Income Fund	7/1/1994	Fixed Income/Open	Inst.	465,569	Inst.	13.10
Loomis Sayles Small Cap Value Fund	5/13/1991	Equity/Open	Retail	468,179	Retail	28.76
			Inst.	590,071	Inst.	29.03
			Admin	90,361	Admin	28.24
Loomis Sayles Inflation Protected Securities Fund	5/21/1991	Fixed Income/Open	Retail	557	Retail	11.33
			Inst.	22,275	Inst.	11.35
Loomis Sayles High Income Opportunities Fund	4/13/2004	Fixed Income/Open	Inst.	70,576	Inst.	10.62
Loomis Sayles Securitized Asset Fund	3/2/2006	Fixed Income/Open	Inst.	702,623	Inst.	11.20

LOOMIS SAYLES FUNDS II (10 portfolios)
Loomis Sayles Mid Cap Growth Fund	12/31/1996	Equity/Open	A	92,602	A	30.39
			C	2,012	C	29.88
			Y	53,654	Y	31.44
Loomis Sayles Growth Fund	5/16/1991	Equity/Open	A	30,934	A	6.03
			B	3,389	B	5.69
			C	12,842	C	5.69
			Y	77,041	Y	6.39
Loomis Sayles Value Fund	5/13/1991	Equity/Open	A	160,115	A	20.01
			B	2,937	B	20.08
			C	12,361	C	19.83
			Y	1,170,432	Y	20.05
			Admin	1	Admin	19.98
Loomis Sayles Investment Grade Bond Fund	12/31/1996	Fixed	Y	4,361,550	Y	12.60
		Income/Open	J	116,841	J	12.57
			A	2,699,455	A	12.59
			B	14,782	B	12.53
			C	2,184,351	C	12.49
			Admin	3,465	Admin	12.58
Loomis Sayles Small Cap Growth Fund	12/31/1996	Equity/Open	Retail	132,483	Retail	18.48
			Inst.	139,376	Inst.	19.16
Loomis Sayles Global Equity and Income Fund*	5/1/1996	Global/Open	A	113,615	A	16.82
			C	160,959	C	16.70
			Y	243,632	Y	16.88
Loomis Sayles Limited Term	1/3/1989	Fixed Income/Open	A	253,979	A	11.93
Government and Agency Fund			B	11,422	B	11.92
			C	63,528	C	11.94
			Y	87,171	Y	11.97
Loomis Sayles High Income Fund	2/22/1984	Fixed Income/Open	A	89,734	A	5.20
			B	988	B	5.21
			C	20,145	C	5.21
			Y	88,717	Y	5.20
Loomis Sayles International	2/1/2008	Global/Open	A	13,120	A	11.38
Bond Fund			C	6,061	C	11.31
			Y	4,865	Y	11.38
Loomis Sayles Strategic Income Fund	5/1/1995	Fixed Income/Open	A	5,914,115	A	15.59
			B	127,316	B	15.69
			C	5,151,119	C	15.68
			Y	2,843,457	Y	15.58
			Admin	20,304	Admin	15.56

NATIXIS FUNDS TRUSTS I and II (5 portfolios)
Natixis U.S. Multi-Cap** Equity Fund	7/7/1994	Equity/Open	A	332,397	A	27.27
			B	24,184	B	23.33
			C	33,078	C	23.34
			Y	1,691	Y	29.41
Loomis Sayles Core Plus Bond Fund	11/7/1973	Fixed Income/Open	A	205,039	A	12.83
			B	3,437	B	12.87
			C	121,853	C	12.84
			Y	65,734	Y	12.90
Loomis Sayles Absolute Strategies Fund	12/15/2010	Alternatives Fixed	A	227,714	A	10.18
		Income/Open	C	90,929	C	10.14
			Y	263,887	Y	10.18
Loomis Sayles Multi-Asset Real Return Fund	9/30/2010	Multi-Asset/Open	A	3,339	A	10.00
			C	136	C	9.95
			Y	65,885	Y	10.01
Natixis Income Diversified Portfolio	11/17/05	Fixed Income/Open	A	38,915	A	11.18
			C	29,772	C	11.15
*	Formerly known as Loomis Sayles Global Markets Fund
**	Formerly known as Natixis U.S. Diversified Portfolio

Unrelated Funds	Month
Fund	/Date /Year Established	Principal Characteristics	Total NAV ($ thousands)	NAV Per Share ($)
Metropolitan Series Fund—Loomis Sayles Small Cap Core Portfolio (a)	5/2/94	Equity/Open	A - $244.39 (in millions) B - $141.73 (in millions) E - $41.77 (in millions)	A - $222.98 B - $218.20 E - $219.99
Metropolitan Series Fund—Loomis Sayles Small Cap Growth Portfolio (a)	1/5/09	Equity/Open	A - $28.40 (in millions) B - $66.42 (in millions) E - $7.83 (in millions)	A - $9.72 B - $9.47 E - $9.58
Met Investors Series Trust—Loomis Sayles Global Markets Portfolio (a)	5/1/06	Fixed Income & Equity/Open	A - $187.6 (in millions) B - $181.2 (in millions)	A - $11.84 B - $11.77
The Managers Fund—Bond Fund (a)	5/84	Fixed Income/Open	$1,986,376	$25.61
The Managers Fund—Global Bond Fund (a)	3/12/02	Fixed Income/Open	$25,722	$19.33
The Managers Fund—Fixed Income Fund (a)	5/18/04	Fixed Income/Open	A - $38,655 B - $3,773 C - $45,363 Y - $61,748	A - $11.00 B - $10.91 C - $10.98 Y - $11.03
Maxim Loomis Sayles Small-Cap Value Portfolio (a)	11/1/94	Equity/Open	$176,384	$20.44
Maxim Loomis Sayles Bond Portfolio (a)	11/1/94	Fixed Income/Open	$357,111	$12.28
GuideStone Funds—Extended Duration Bond Fund (a)	8/27/01	Fixed Income/Open	GS-2 - $72,741 GS-4 - $337,760	GS-2 - $6.93 GS-4 - $16.28
GuideStone Funds Global Bond Fund (a)	12/29/06	Fixed Income/Open	GS-4 - $161,070	GS-4 - $9.83
USAA Growth Fund (b)	4/5/71	Equity/Open	$125,172	$14.86
USAA Growth & Income Fund (b)	8/1/97	Equity/Open	$1,169,151	$15.35

Saratoga Financial Services Portfolio (c)	1/7/03	Equity/Open	A - $39 B - $5 C - $36 I - $1,521	A - $6.69 B - $6.18 C - $6.16 I - $6.95
Saratoga Large Capitalization Growth Portfolio (c)	9/1/94	Equity/Open	A - $1,499,872 B - $42 C - $1,310 I - $28,802	A - $18.70 B - $16.91 C - $16.94 I - $19.05
Saratoga Energy & Basic Materials Portfolio (c)	1/7/03	Equity/Open	A - $2,848 B - $66 C - $302 I - $4,672	A - $16.78 B - $14.53 C - $14.43 I - $17.88
3 to 1 Strategic Income Fund (a)	4/25/08	Fixed Income/Open	$36,765	$15.31
3 to 1 Diversified Equity Fund (a)	1/31/08	Equity/Open	$60,634	$13.59
Transamerica Loomis Sayles Bond Portfolio (e)	1/1/07	Fixed Income/Open	I - $594,220	I - $11.14
PMC Diversified Equity Fund (c)	11/5/07	Equity/Open	$66,995	$19.22
Northern Funds Multi-Manager High Yield Opportunity Fund (d)	9/23/09	Fixed Income/Open	$649,149	$10.98
MassMutual Select Diversified Value Fund (a)	10/15/04	Equity/Open	A - $32,870 L - $40,298 N - $255 S - $186,639 Y - $33,138	A - $8.90 L - $8.92 N - $8.94 S - $8.92 Y - $8.92
MML Equity Fund (a)	5/2/05	Equity/Open	Initial Class - $909,171 Service Class - $11,470	$19.57 $19.48
Transwestern Institutional Short Duration Government Bond Fund	12/22/10	Fixed Income/Open	No Financials Available
GuideMark Opportunistic Fixed Income Fund	4/1/11	Fixed Income/Open	No Financials Available
Fidelity Rutland Square Trust II—Strategic Advisors Fund (f) *	12/30/08	Equity/Open	$6,406,702	$12.75
*	Sub-Advisory agreement between Loomis, Sayles & Company, L.P. and the Fidelity Rutland Square Trust II—Strategic Advisors Fund was terminated effective June 8, 2011

(a)	As of December 31, 2010
(b)	As of January 31, 2011
(c)	As of February 28, 2011
(d)	As of March 31, 2011
(e)	As of October 31, 2010
(f)	As of November 30, 2010

(3)	Miscellaneous:

1.	Trust

During the six months prior to the filing of this document, there has been, or is, no litigation which had or is expected to have a material effect on the Fund or the Trust during the six months before the filing of this report.

2.	Loomis, Sayles & Company, L.P. (Investment Management Company)

During the six months prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.

V.	OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

The Investment Management Company shall use as the auditors the professional services of PricewaterhouseCoopers.

[The Japanese translation of the financial statement of the Management Company to be incorporated.]

(As of the end May, 2011)

Types of Assets	Name of Country	Market Value Total Dollar	Investment Ratio
Corporate Bonds	United States	5,565,475,370	59.33%
	United Kingdom	106,422,244	1.13%
	Canada	105,567,360	1.12%
	New Zealand	68,157,292	0.73%
	Indonesia	49,509,521	0.53%
	Australia	47,500,872	0.51%
	Singapore	15,768,389	0.17%
	Korea	6,489,276	0.07%
	Brazil	6,263,787	0.07%
Foreign Government Bonds	Canada	801,858,866	8.55%
	Norway	324,580,484	3.46%
	New Zealand	286,742,172	3.06%
	United States	176,310,180	1.88%
	Ireland	156,841,424	1.67%
	Australia	134,396,228	1.43%
	Indonesia	100,895,918	1.07%
	Mexico	45,593,839	0.49%
	Greece	32,538,831	0.35%
	Brazil	28,735,412	0.31%
	Portugal	21,403,616	0.23%
	Iceland	16,372,935	0.17%
	Singapore	12,355,946	0.13%
Government/Agencies	United States	91,117,953	0.97%
Asset-Backed	United States	314,268,231	3.35%
	Canada	25,914,500	0.27%
Convertible Bonds	United States	382,402,903	4.08%
Municipals	United States	65,586,593	0.70%
Bank Loans	United States	17,625,600	0.19%
Short Term Investments	United States	243,142,716	2.59%
Sub-Total		9,249,838,458	98.61%
Cash, Deposit and other assets (after deduction of liabilities)		130,605,947	1.39%
Total (Net Asset Value)		9,380,444,405	100.00%

(Note) Investment Ratio is calculated by dividing the types of asset at their market value by the total net asset value. The same applies hereinafter.

80.88		Total Net Asset Value		Net Asset Value per Share
		USD (thousand)	JPY (million)	USD	JPY
2010 end of June	Class Y	4,014,762	324,714	12.02	972
	Class J	129,227	10,452	12.00	971
	Class B	16,743	1,354	11.95	967
	Class C	2,496,222	201,894	11.92	964
	Class A	2,934,234	237,321	12.01	971
	Admin Class	440	36	12.00	971
July	Class Y	4,192,785	339,112	12.33	997
	Class J	132,583	10,723	12.30	995
	Class B	17,013	1,376	12.26	992
	Class C	2,563,125	207,306	12.23	989
	Class A	3,024,365	244,611	12.32	996
	Admin Class	617	50	12.31	996
August	Class Y	4,296,523	347,503	12.36	1,000
	Class J	131,199	10,611	12.33	997
	Class B	16,929	1,369	12.29	994
	Class C	2,569,412	207,814	12.26	992
	Class A	3,052,458	246,883	12.35	999
	Admin Class	872	71	12.34	998
September	Class Y	4,473,001	361,776	12.56	1,016
	Class J	133,034	10,760	12.54	1,014
	Class B	17,113	1,384	12.50	1,011
	Class C	2,593,324	209,748	12.47	1,009
	Class A	3,092,956	250,158	12.56	1,016
	Admin Class	879	71	12.55	1,015
October	Class Y	4,542,810	367,422	12.67	1,025
	Class J	132,449	10,712	12.65	1,023
	Class B	17,129	1,385	12.61	1,020
	Class C	2,585,392	209,107	12.57	1,017
	Class A	3,118,586	252,231	12.67	1,025
	Admin Class	1,156	93	12.65	1,023
November	Class Y	4,469,406	361,486	12.42	1,005
	Class J	127,816	10,338	12.40	1,003
	Class B	16,544	1,338	12.35	999
	Class C	2,488,692	201,285	12.32	996
	Class A	2,986,517	241,549	12.41	1,004
	Admin Class	1,166	94	12.40	1,003
December	Class Y	4,397,602	355,678	12.13	981
	Class J	123,768	10,010	12.12	980
	Class B	15,942	1,289	12.07	976
	Class C	2,405,429	194,551	12.04	974
	Class A	2,864,705	231,697	12.13	981
	Admin Class	1,375	111	12.12	980
2011 end of January	Class Y	4,171,214	337,368	12.20	987
	Class J	118,209	9,561	12.17	984
	Class B	15,538	1,257	12.13	981
	Class C	2,317,895	187,471	12.10	979
	Class A	2,786,105	225,340	12.19	986
	Admin Class	1,710	138	12.18	985
February	Class Y	4,167,459	337,064	12.31	996
	Class J	118,902	9,617	12.29	994
	Class B	15,411	1,246	12.25	991
	Class C	2,255,005	182,385	12.21	988
	Class A	2,701,189	218,472	12.31	996
	Admin Class	2,362	191	12.29	994

March	Class Y	4,142,997	335,086	12.30	995
	Class J	115,942	9,377	12.27	992
	Class B	15,067	1,219	12.23	989
	Class C	2,199,939	177,931	12.20	987
	Class A	2,677,919	216,590	12.29	994
	Admin Class	2,495	202	12.28	993
April	Class Y	4,283,331	346,436	12.56	1,016
	Class J	117,682	9,518	12.54	1,014
	Class B	15,024	1,215	12.49	1,010
	Class C	2,212,332	178,933	12.46	1,008
	Class A	2,724,267	220,339	12.56	1,016
	Admin Class	2,869	232	12.54	1,014
May	Class Y	4,361,550	352,762	12.60	1,019
	Class J	116,841	9,450	12.57	1,017
	Class B	14,782	1,196	12.53	1,013
	Class C	2,184,351	176,670	12.49	1,010
	Class A	2,699,455	218,332	12.59	1,018
	Admin Class	3,465	280	12.58	1,017

80.88				Distribution per Share
	Distribution Date	Ex-dividend Date		USD	JPY
14 FY	October 6, 2009	October 1, 2009	Class Y	0.0480	3.88
			Class J	0.0409	3.31
			Class B	0.0378	3.06
			Class C	0.0384	3.11
			Class A	0.0454	3.67
	November 6, 2009	November 2, 2009	Class Y	0.0519	4.20
			Class J	0.0441	3.57
			Class B	0.0411	3.32
			Class C	0.0421	3.41
			Class A	0.0494	4.00
	December 4, 2009	December 1, 2009	Class Y	0.0476	3.85
			Class J	0.0402	3.25
			Class B	0.0371	3.00
			Class C	0.0380	3.07
			Class A	0.0452	3.66
	January 6, 2010	December 29, 2009	Class Y	0.0803	6.49
			Class J	0.0725	5.86
			Class B	0.0693	5.60
			Class C	0.0703	5.69
			Class A	0.0777	6.28
	February 4, 2010	February 1, 2010	Class Y	0.0522	4.22
			Class J	0.0450	3.64
			Class B	0.0408	3.30
			Class C	0.0421	3.41
			Class A	0.0496	4.01
	March 4, 2010	March 1, 2010	Class Y	0.0496	4.01
			Class J	0.0427	3.45
			Class B	0.0395	3.19
			Class C	0.0407	3.29
			Class A	0.0474	3.83
			Admin Class	0.0448	3.62
	April 7, 2010	April 1, 2010	Class Y	0.0510	4.12
			Class J	0.0433	3.50
			Class B	0.0396	3.20
			Class C	0.0409	3.31
			Class A	0.0485	3.92
			Admin Class	0.0442	3.57
	May 10, 2010	May 3, 2010	Class Y	0.0503	4.07
			Class J	0.0433	3.50
			Class B	0.0391	3.16
			Class C	0.0404	3.27
			Class A	0.0478	3.87
			Admin Class	0.0463	3.74
	June 4, 2010	June 1, 2010	Class Y	0.0497	4.02
			Class J	0.0421	3.41
			Class B	0.0382	3.09
			Class C	0.0396	3.20
			Class A	0.0471	3.81
			Admin Class	0.0471	3.81
	July 7, 2010	July 1, 2010	Class Y	0.0491	3.97
			Class J	0.0418	3.38
			Class B	0.0381	3.08
			Class C	0.0394	3.19
			Class A	0.0467	3.78
			Admin Class	0.0443	3.58
	August 5, 2010	August 2, 2010	Class Y	0.0450	3.64
			Class J	0.0375	3.03
			Class B	0.0339	2.74
			Class C	0.0349	2.82
			Class A	0.0423	3.42
			Admin Class	0.0395	3.19
	September 7, 2010	September 1, 2010	Class Y	0.0490	3.96
			Class J	0.0412	3.33
			Class B	0.0385	3.11
			Class C	0.0385	3.11
			Class A	0.0463	3.74
			Admin Class	0.0453	3.66

15th FY	October 6, 2010	October 1, 2010	Class Y	0.0498	4.03
			Class J	0.0425	3.44
			Class B	0.0398	3.22
			Class C	0.0397	3.21
			Class A	0.0473	3.83
			Admin Class	0.0451	3.65
	November 5, 2010	November 1, 2010	Class Y	0.0510	4.12
			Class J	0.0431	3.49
			Class B	0.0403	3.26
			Class C	0.0403	3.26
			Class A	0.0483	3.91
			Admin Class	0.0464	3.75
	December 6, 2010	December 1, 2010	Class Y	0.0518	4.19
			Class J	0.0441	3.57
			Class B	0.0414	3.35
			Class C	0.0415	3.36
			Class A	0.0492	3.98
			Admin Class	0.0467	3.78
	January 5, 2011	December 28, 2010	Class Y	0.3187	25.78
			Class J	0.3108	25.14
			Class B	0.3080	24.91
			Class C	0.3081	24.92
			Class A	0.3160	25.56
			Admin Class	0.3136	25.36
	February 4, 2011	February 1, 2011	Class Y	0.0534	4.32
			Class J	0.0455	3.68
			Class B	0.0430	3.48
			Class C	0.0430	3.48
			Class A	0.0508	4.11
			Admin Class	0.0489	3.96
	March 4, 2011	March 1, 2011	Class Y	0.0518	4.19
			Class J	0.0449	3.63
			Class B	0.0424	3.43
			Class C	0.0423	3.42
			Class A	0.0494	4.00
			Admin Class	0.0479	3.87
	April 6, 2011	April 1, 2011	Class Y	0.0536	4.34
			Class J	0.0458	3.70
			Class B	0.0431	3.49
			Class C	0.0431	3.49
			Class A	0.0510	4.12
			Admin Class	0.0484	3.91
	May 10, 2011	May 2, 2011	Class Y	0.0526	4.25
			Class J	0.0450	3.64
			Class B	0.0423	3.42
			Class C	0.0424	3.43
			Class A	0.0500	4.04
			Admin Class	0.0478	3.87

MHM Final

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

LOOMIS SAYLES FUNDS II—LOOMIS SAYLES INVESTMENT GRADE BOND FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:	Director of Kanto Local Finance Bureau

Filing Date: June 30, 2011

Name of the Registrant Trust:	LOOMIS SAYLES FUNDS II

Name and Official Title of Representative:	Michael Kardok Treasurer of the Trust

Address of Principal Office:	399 Boylston Street Boston, Massachusetts 02116 U. S. A.

Name and Title of Registration Agent:	Harume Nakano Attorney-at-Law Harume Nakano

Ken Miura Attorney-at-Law Ken Miura

Address or Place of Business	Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano Ken Miura Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:	LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:	Shares of a series of a diversified open-end management investment company organized as a Massachusetts business trust;

Up to US$1.3 billion (approximately JPY105.14 billion)

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥80.88 the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of May 31, 2011.

Places where a copy of this Semi-Annual Report is available for Public Inspection

Not applicable.

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement is intended to amend and update the relevant information of the Securities Registration Statement filed March 31, 2011 (the “original SRS”) due to the fact that the Semi-annual Report was filed today. It is also intended to amend the original SRS to reflect some subsequent changes.

The exchange rate used in this statement is different from the one used in the original SRS, as the latest exchange rate is used in this statement.

Amended parts are underlined in “(2) Other amendments”.

II.	CONTENTS OF AMENDMENT:

(1)	Amendments made due to filing of Semi-Annual Report

The following items in the original SRS are updated and/or added as stated in the Semi-Annual Report.

Original SRS	Semi-Annual Report	Manner of Amendment
PART II INFORMATION CONCERNING FUNDS
I. DESCRIPTION OF THE FUND
5 STATUS OF INVESTMENT FUND	1 STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio	(1) Diversification of Investment Portfolio	Update
(3) Result of Past Operation	(2) Result of Past Operation	Addition/Update
(4) Record of Sales and Repurchases	2 RECORD OF SALES AND REPURCHASES	Addition
PART III SPECIAL INFORMATION
I OUTLINE OF THE TRUST
1 OUTLINE OF THE TRUST	IV. OUTLINE OF THE TRUST
(2) Loomis Sayles and Company, L.P. (the Investment Management Company) (a) Amount of Capital	(1) Amount of Capital 2 Loomis Sayles and Company, L.P. (the Investment Management Company)	Update
2 DESCRIPTION OF BUSINESS AND OUTLINE OF OPERATION (2) Investment Management Company	(2) Description of Business and Outline of Operation 2 Investment Management Company	Update of fund list
3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY	5 OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY	Update
5 MISCELLANEOUS	4. OUTLINE OF THE TRUST (3) Miscellaneous	Addition

*	Contents of the Semi-Annual Report are as follows:

[The relevant contents of the Semi-Annual Report are inserted.]

(2)	Other amendments

Amended parts are underlined.

PART II.    INFORMATION CONCERNING FUNDS

I.	DESCRIPTION OF THE FUND

l.	NATURE OF THE FUND

(1)	Objective and Basic Nature of the Fund

(Before amendment)

The Trust is registered with the United States Securities and Exchange Commission (“SEC”) as an open-ended management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust (the “Declaration of Trust”) dated February 20, 1991 as amended and restated on July 21, 2005, as is a “series” company as described in Section 18(f)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”). Each series of the Trust except the Loomis Sayles International Bond Fund is diversified. The Trust currently has eleven series: Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles International Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Disciplined Equity Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Value Fund and Loomis Sayles Global Markets Fund.

(After amendment)

The Trust is registered with the United States Securities and Exchange Commission (“SEC”) as an open-ended management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust (the “Declaration of Trust”) dated February 20, 1991 as amended and restated on July 21, 2005, as is a “series” company as described in Section 18(f)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”). Each series of the Trust except the Loomis Sayles International Bond Fund is diversified. The Trust currently has ten series: Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles International Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Value Fund and Loomis Sayles Global Equity and Income Fund (formerly known as Loomis Sayles Global Markets Fund).

(3)	Structure of the Fund

(D)	Outline of the Investment Management Company

(iii)	Amount of Capital Stock

(Before amendment)

Not applicable. Provided, however, that the partner capital as of the end of January, 2011 was $112,425,422 (approximately ¥9,233 million).

(After amendment)

Not applicable. Provided, however, that the partner capital as of the end of May, 2011 was $85,362,331 (approximately ¥6,904.11 million).

2.	INVESTMENT POLICY

(5)	Restrictions of Investment

[Japanese translation is amended.]

4.	SALES CHARGES, ETC. AND TAXES

(5)	Tax Treatment of Shareholders in Japan

(Before amendment)

This Fund will be treated as a publicly offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described below may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

The tax treatment of unitholders in Japan of funds shall be as follows.

(4)	Distributions of net investment returns such as dividends, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax at the rate of 10% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

(After amendment)

This Fund will be treated as a publicly offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described below may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

The tax treatment of unitholders in Japan of funds shall be as follows.

(4)	Distributions of net investment returns such as dividends, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax at the rate of 10% and the amount obtained after such deduction will be paid in Japan. Effective for taxable years of the fund beginning before 1/1/12, the fund generally will not be required to withhold U.S federal income tax or any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The fund generally intends to make such designation. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

PART III.    SPECIAL INFORMATION

I.	OUTLINE OF THE TRUST

l.	OUTLINE OF THE TRUST

(Before amendment)

(2)	Loomis, Sayles & Company, L.P. (the Investment Management Company)

(b)	Structure of the management of the Investment Management Company

Loomis Sayles acts as investment adviser to Loomis Sayles Core Plus Bond Fund, Loomis Sales Growth Fund, Loomis Sayles International Bond Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Disciplined Equity Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Bond Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund, Loomis Sayles Securitized Asset Fund, Loomis Sayles Multi-Asset Real Return Fund and Loomis Sayles Absolute Strategies Fund. Loomis Sayles also provides investment advise to certain other open-end management investment companies and numerous other corporate and fiduciary clients.

(After amendment)

(2)	Loomis, Sayles & Company, L.P. (the Investment Management Company)

(b)	Structure of the management of the Investment Management Company

Loomis Sayles acts as investment adviser to Loomis Sayles Core Plus Bond Fund, Loomis Sales Growth Fund, Loomis Sayles International Bond Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Bond Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund, Loomis Sayles Global Equity and Income Fund (formerly known as Loomis Sayles Global Markets Fund), Loomis Sayles High Income Opportunities Fund, Loomis Sayles Securitized Asset Fund, Loomis Sayles Multi-Asset Real Return Fund and Loomis Sayles Absolute Strategies Fund. Loomis Sayles also provides investment advise to certain other open-end management investment companies and numerous other corporate and fiduciary clients.